Commitments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases Disclosure [Line Items]
Rental expenses	¥ 93,693	¥ 92,972	¥ 75,964